LONG-TERM DEBT - Narrative (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 26, 2024	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2020	Jun. 25, 2024	Aug. 01, 2023	Jul. 31, 2023	Jan. 24, 2022
Debt Instrument [Line Items]
Minimum payments under debt agreements for 2026			$ 8,033,000
Minimum payments under debt agreements for 2027			8,003,000
Minimum payments under debt agreements for 2028			982,775,000
Minimum payments under debt agreements for 2029			425,000,000
Minimum payments under debt agreements for 2030			0
Capitalized fees & expenses			11,162,000	$ 15,179,000
Long-term debt, gross			1,423,811,000	1,539,393,000
Gain (loss) from debt extinguishment			0	(1,700,000)	$ (437,000)
Revolver due 2028
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 500,000,000	$ 400,000,000
Letters of credit outstanding, amount			14,328,000
Line of credit facility, remaining borrowing capacity			$ 485,672,000
Revolver Due 2025, SOFR Loan
Debt Instrument [Line Items]
Debt instrument, interest rate at period end			5.98%
Revolver Due 2025, SONIA Loan
Debt Instrument [Line Items]
Debt instrument, interest rate at period end			5.75%
Revolver Due 2025, Base Rate Loan
Debt Instrument [Line Items]
Debt instrument, interest rate at period end			8.00%
Letter of Credit Subfacility | Revolver due 2028
Debt Instrument [Line Items]
Maximum borrowing capacity									125,000,000	100,000,000
Line of credit facility, incremental minimum borrowing amount									500,000,000	$ 375,000,000
Multicurrency Subfacility | Revolver due 2028
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 200,000,000
Senior Notes | Senior Notes due 2028
Debt Instrument [Line Items]
Debt instrument, face amount							$ 1,000,000,000
Stated percentage							5.75%
Capitalized fees & expenses							$ 16,448,000
Debt instrument, repurchased face amount						$ 25,225,000
Repurchase of debt instrument, discount rate						91.82%
Debt instrument, repurchase amount						$ 23,161,000
Debt issuance costs, net			$ 4,880,000
Senior Notes | Senior Notes due 2028 | Quoted Prices in Active Markets for Identical Assets (Level 1)
Debt Instrument [Line Items]
Long-term debt, fair value			972,338,000
Senior Notes | Term Loan B due 2029
Debt Instrument [Line Items]
Repayments of debt							$ 1,000,000,000
Stated percentage							5.25%
Revolver due 2028
Debt Instrument [Line Items]
Capitalized fees & expenses			2,113,000	2,859,000
Long-term debt, gross			0	107,500,000
Term Loan B due 2029
Debt Instrument [Line Items]
Capitalized fees & expenses				5,420,000
Long-term debt, gross			449,000,000	$ 457,000,000
Term Loan B due 2029 | Quoted Prices in Active Markets for Identical Assets (Level 1)
Debt Instrument [Line Items]
Long-term debt, fair value			450,684,000
Term Loan | Term Loan B due 2029
Debt Instrument [Line Items]
Debt instrument, face amount											$ 800,000,000
Repayments of debt					325,000,000	325,000,000
Capitalized fees & expenses			$ 4,169,000
Issuance price, percentage											99.75%
Gain (loss) from debt extinguishment					(437,000)	(6,296,000)
Write of unamortized debt issuance costs		$ 3,268,000
Write off of deferred debt issuance cost, underwriting and other fees					386,000	5,575,000
Write off of deferred debt issuance cost, original issuer discount		361,000			$ 51,000	$ 721,000
S0FR floor rate	0.00%							0.50%
Debt instrument, charges for debt amendment	$ 1,700,000
Debt instrument, interest rate at period end			6.13%
Debt instrument, periodic payment, principal		$ 2,000,000
Secured Overnight Financing Rate | Revolver Due 2025, SOFR Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.75%
Secured Overnight Financing Rate | Term Loan | Term Loan B due 2029
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate, period increase (decrease)	(0.25%)
Debt instrument, basis spread on variable rate	2.00%
Base Rate | Revolver Due 2025, Base Rate Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			0.75%
Sterling Overnight Index Average | Revolver Due 2025, SONIA Loan
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate			1.75%